Significant Accounting Policies (Details) - Schedule of cash, cash equivalents, and restricted cash and cash equivalents - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash, cash equivalents, and restricted cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 785	$ 20,524
Restricted deposits	48,341	33,847
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$ 49,126	$ 54,371